Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,588,880
Proposed Maximum Offering Price per Unit	0.36505
Maximum Aggregate Offering Price	$ 580,020.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 80.10
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock") of Mangoceuticals, Inc. (the "Registrant") that become issuable under the Registrant's Second Amended and Restated 2022 Equity Incentive Plan, as amended (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.36505 per share, which is the average of the high and low prices of Common Stock on July 9, 2026, as reported on the Nasdaq Capital Market. Represents 1,588,880 shares of Common Stock issuable under the Plan. The Plan's share reserve was increased from 10,000,000 to 11,588,880 shares pursuant to the evergreen provision contained in the Plan effective April 1, 2026. The Registrant does not have any fee offsets.